Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 January 2010 to 08 February 2010

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements

	Current Period
	Number	£000's
Brought Forward	510,484	53,119,775
Replenishment	32,097	4,162,552
Repurchased	(3,232)	(409,585)
Redemptions	(4,501)	(631,746)
Losses	(25)	(773)
Capitalised Interest	0	2,831	( * see below )
Other Movements	0	0
Carried Forward	534,823	56,243,054

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,980,065	190,098,419
Repurchased	(668,126)	(60,652,942)
Redemptions	(891,057)	(79,880,089)
Losses	(1,250)	(39,135)
Capitalised Interest	0	317,587	( * see above )
Other Movements	0	0
Carried Forward	534,823	56,243,054

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 January 2010 to 08 February 2010

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates ( ** see below )
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	1.19%	13.37%
3 Month	3.24%	12.33%
12 Month	12.11%	12.11%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	0.77%	7.77%
3 Month	3.50%	12.00%
12 Month	14.06%	14.06%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	1.96%	21.15%
3 Month	6.73%	24.33%
12 Month	26.17%	26.17%
** These rates have been calculated as per the method defined in the prospectus.
Asset Profiles
Weighted Average Seasoning	44.16	Months
Weighted Average Loan size	£105,162.00
Weighted Average LTV	67.91%	*** (see below)
Weighted Average Indexed LTV (Halifax HPI) *ax HPI) *	65.25%		Original Loan and Indexed Original Valuation	69.22%
Weighted Average Indexed LTV (Nationwide HPI) *onwide HPI)*	64.47%		Original Loan and Indexed Original Valuation	66.78%
Weighted Average Remaining Term	17.35	Years

Product Type Analysis	£000's	%
Variable Rate	20,320,615	36.13%
Fixed Rate	19,561,334	34.78%
Tracker Rate	16,361,104	29.09%
	56,243,054	100.00%

As at 08 February 2010 approximately 16.97% of the loans were flexible loans
* These figures have been calculated on a new and improved valuation basis as per the Special Schedule issued along with the February, 2009 report. The latest AVM update was run in Q3 2009.

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 January 2010 to 08 February 2010

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	3,397,080	6.04%
Interest Only	25,258,756	44.91%
Repayment	27,587,218	49.05%
	56,243,054	100.00%

As at 08 February 2010 approximately 36.07% of the loans were written under Santander's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	28,475,858	50.63%
Remortgage	27,767,196	49.37%
	56,243,054	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 April 2009	4.24%
01 February 2009	4.69%
01 January 2009	4.94%
01 December 2008	5.44%

Geographic Analysis
Region	Number	£000's	%
East Anglia	19,545	1,868,900	3.32%
East Midlands	28,514	2,503,486	4.45%
Greater London	92,706	13,106,396	23.30%
North	21,147	1,551,616	2.76%
North West	62,167	5,140,793	9.14%
Scotland	32,869	2,496,033	4.44%
South East	141,938	17,399,560	30.94%
South West	43,637	4,535,523	8.06%
Wales	25,258	2,018,816	3.59%
West Midlands	32,850	2,890,646	5.14%
Yorkshire and Humberside	33,623	2,680,995	4.77%
Unknown	569	50,290	0.09%
Total	534,823	56,243,054	100.00%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 January 2010 to 08 February 2010

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	43,722	1,617,043	2.88%	45.08
25.01 - 50.00	129,120	8,861,954	15.76%	48.62
50.01 - 75.00	208,218	24,483,954	43.53%	42.80
75.01 - 80.00	28,011	3,928,132	6.98%	42.45
80.01 - 85.00	45,480	7,025,469	12.49%	38.45
85.01 - 90.00	54,728	8,085,728	14.38%	41.85
90.01 - 95.00	25,544	2,240,774	3.98%	70.07
Total	534,823	56,243,054	100.00%	44.16

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	514,715	53,798,128	4,445	95.72%
1.00 - 1.99 months	9,576	1,177,741	7,536	2.10%
2.00 - 2.99 months	3,667	433,278	5,321	0.77%
3.00 - 3.99 months	2,001	233,878	4,041	0.42%
4.00 - 4.99 months	1,255	138,792	3,098	0.25%
5.00 - 5.99 months	804	96,639	2,474	0.17%
6.00 -11.99 months	1,893	218,829	8,063	0.39%
12 months and over	642	70,113	4,703	0.12%
Properties in Possession	270	33,851	2,124	0.06%
Total	534,823	56,201,249	41,805	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 January 2010 to 08 February 2010

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding 1	Funding 2	Seller
	£000's	£000's	£000's
Balance Brought Forward	11,100,566	28,255,848	13,763,361
Replenishment of Assets	0	0	4,162,552
Acquisition by Funding	0	0	0
Distribution of Principal Receipts	(341,170)	(497,017)	(203,144)
Allocation of Losses	(162)	(412)	(199)
Share of Capitalised Interest	592	1,507	732
Payment Re Capitalised Interest	(592)	(1,507)	2,099
Balance Carried Forward	10,759,234	27,758,419	17,725,401

Carried Forward Percentage	19.12989%	49.35439%	31.51572%

Minimum Seller Share	3,382,816	6.01%

Cash Accumulation Ledger
	Funding 1	Funding 2
	£000's	£000's
Brought Forward	2,504,155	602,982
Additional Amounts Accumulated	341,332	497,429
Payment of Notes	(839,465)	(600,000)
Carried Forward	2,006,022	500,411

Target Balance	2,564,465	500,000	payable on 15th April 2010
	-	-
	-	-
	-	-
	2,564,465	500,000

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 January 2010 to 08 February 2010

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
	Funding 1	Funding 2
Quarter to 15/1/2010	0.8056%	0.7652%
Quarter to 15/10/2009	0.7393%	0.8447%
Quarter to 15/07/2009	1.3506%	0.0000%
Quarter to 15/04/2009	0.3804%	0.0000%

*In order to more accurately show the credit support available to note holders in Holmes, excess spread is now reported as all excess revenue at and under the payments of start-up loans in the Funding pre-enforcement revenue priority of payments. The previous measure was an amount net of payments that in reality were subordinated to revenue that investors could use if ever required.

Funding 1 Reserve Funds
	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/1/2010	£400,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/1/2010	£400,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	3.13%	0.00%	0.00%	0.00%
Percentage of Funding Share	3.72%	0.00%	0.00%	0.00%

Funding 2 Reserve Funds
	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/1/2010	£1,000,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/1/2010	£1,000,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	3.54%	0.00%	0.00%	0.00%
Percentage of Funding Share	3.60%	0.00%	0.00%	0.00%

Notes Outstanding
	Funding 1		Funding 2
	£000's	Enhancement	£000's	Enhancement
AAA Notes Outstanding	12,012,283	9.03%	26,157,830	10.97%
AA Notes Outstanding	281,474	6.82%	944,000	7.63%
A Notes Outstanding	158,706	5.58%	247,000	6.76%
BBB Notes Outstanding	312,283	3.13%	720,000	4.21%
BB Notes Outstanding	0	3.13%	190,000	3.54%
Total	12,764,746		28,258,830

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 January 2010 to 08 February 2010

All values are in thousands of pounds sterling unless otherwise stated

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	241	33,248
Repossessed in Period	91	11,404
Sold in Period	(62)	(8,678)
Carried Forward	270	35,974

	Cumulative
	Number	£000's
Repossessed to date	3,530	389,508
Sold to date	(3,260)	(353,534)
Carried Forward	270	35,974

Repossession Sales Information
Average time Possession to Sale	109	Days
Average arrears at time of Sale	£7,486

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th October, 2005, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance falls below £52bn for two consecutive distribution dates.

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (0)20 7756 6165
Facsimilie : +44 (0)20 7756 5862
Email : MBF@santander.co.uk
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 January 2010 to 08 February 2010

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	0.61000%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	0.61000%	1.75%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 370,000,000	0.68400%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£200,000,000	0.61000%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	0.61000%	0.09%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	0.25125%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	0.61000%	0.09%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	0.25125%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	0.68400%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	0.61000%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	0.68400%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	0.61000%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	0.68400%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	0.61000%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	0.68400%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	0.61000%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$750,000,000	0.25125%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	0.68400%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	0.68400%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	0.61000%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	0.25125%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	0.68400%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	0.61000%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	0.25125%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	0.68400%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	0.61000%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	0.68400%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	0.61000%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	0.68400%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	0.61000%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	0.68400%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	0.61000%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	0.25125%	0.10%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	0.39857%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	0.25125%	0.05%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	0.25125%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	0.68400%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	0.61000%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	0.25125%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	0.68400%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	0.61000%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	0.25125%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	0.68400%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	0.61000%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	0.25125%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	0.68400%	0.09%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 January 2010 to 08 February 2010

All values are in thousands of pounds sterling unless otherwise stated

Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	0.61000%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	0.25125%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	1.42600%	0.10%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	1.24700%	0.11%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	1.23600%	0.12%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	0.61000%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	0.61000%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	0.61000%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	1.23600%	0.12%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	1.78200%	0.12%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	1.42600%	0.12%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	1.24700%	0.12%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	0.61000%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	0.61000%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	0.61000%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£1,400,000,000	0.61000%	0.09%
Series 1 Class A2	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£7,000,000,000	0.61000%	0.10%
Series 1 Class A3	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	$5,425,000,000	0.25125%	0.52%
Series 1 Class B	Holmes Master Issuer 2008-2	AA/Aa3/AA	£450,000,000	0.61000%	0.40%
Series 1 Class C	Holmes Master Issuer 2008-2	BBB/Baa2/BBB	£220,000,000	0.61000%	0.70%
Series 1 Class D	Holmes Master Issuer 2008-2	BB/Ba2/BB	£190,000,000	0.61000%	0.90%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 January 2010 to 08 February 2010

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
02Q3	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-
05Q2	-	-	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-
06Q4	-	1,018	-	-	-	-	-	-	-
07Q1	-	-	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-
07Q3	575	-	679	-	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	771	-	-	-	-
08Q2	-	-	388	-	600	715	-	-	-
08Q3	-	-	388	-	-	715	-	-	-
08Q4	-	1,272	-	-	-	-	-	-	-
09Q1	-	-	-	-	-	-	-	-	-
09Q2	-	-	342	-	-	-	-	-	-
09Q3	-	-	342	397	-	-	-	-	-
09Q4	-	-	-	397	-	-	-	-	-
10Q1	-	453	-	-	386	-	-	-	600

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 January 2010 to 08 February 2010

All values are in thousands of pounds sterling unless otherwise stated

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
10Q1	-	-	-	-	-	-	-	-	-
10Q2	-	453	-	-	386	1,664	-	-	500
10Q3	250	600	-	-	-	-	-	-	900
10Q4	-	-	1,526	1,632	-	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	1,500
11Q2	-	-	-	-	2,649	654	-	-	-
11Q3	-	-	-	-	-	654	-	-	1,000
11Q4	-	-	-	-	-	654	-	-	900
12Q1	-	-	-	-	-	-	918	-	600
12Q2	-	-	-	-	-	-	918	-	600
12Q3	-	-	-	-	-	377	918	-	600
12Q4	-	-	-	-	515	-	-	-	600
13Q1	-	-	-	-	-	-	742	-	600
13Q2	-	-	-	-	-	-	742	-	600
13Q3	-	-	-	-	-	-	742	-	700
13Q4	-	-	-	-	-	-	-	-	1,300
14Q1	-	-	-	-	-	-	593	-	600
14Q2	-	-	-	-	-	-	593	-	600
14Q3	-	-	-	-	-	-	593	-	300
14Q4	-	-	-	-	-	-	-	7,500	-
15Q1	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 January 2010 to 08 February 2010

All values are in thousands of pounds sterling unless otherwise stated